Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities [abstract]
Summary of other liabilities

Other liabilities by type
In EUR million	2024	2023
Net defined benefit liability	152	164
Other post-employment benefits	38	30
Other staff-related liabilities	784	719
Other taxation and social security contributions	899	641
Rents received in advance	14	14
Costs payable	1,764	2,170
Amounts to be settled	4,290	6,509
Lease liabilities	1,116	1,162
Other	3,311	2,258
	12,369	13,667